BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 50,089	$ 22,818	$ 637,841
Accounts receivable		8,182
Prepaid expenses and other current assets	108,759	235,375	6,851
Total current assets	158,848	266,375	644,692
Property and equipment, net	68,139	70,722	70,423
Right of use asset	54,276	64,632
Total assets	281,263	401,729	715,115
Current liabilities:
Account payable	90,114	93,867	24,511
Accrued liabilities	33,576	37,828	70,423
Accrued interest, related party	12,500
Note payable	104,770
Related party advances	368,172	193,739
Right of use liability	44,233	43,909
Total current liabilities	653,365	369,343	94,934
Long term liabilities -
Related party notes payable	1,000,000	1,000,000	1,000,000
Right of use liability, net of current portion	10,043	20,723
Total liabilities	1,663,408	1,390,066	1,094,934
Stockholders’ Deficit:
Common stock, $0.001 par value; 50,000,000 shares authorized, 10,652,584 and 8,654,701 shares issued and outstanding as of December 31, 2022 and 2021, respectively	10,682	10,652	8,655
Additional paid-in capital	4,476,383	4,401,413	1,418,896
Subscriptions receivable			(1,500)
Accumulated deficit	(7,270,210)	(6,801,402)	(2,456,870)
Total stockholders’ deficit	(1,382,145)	(988,337)	(379,819)
Total liabilities and stockholders’ deficit	281,263	401,729	715,115
Series A Preferred Stock [Member]
Stockholders’ Deficit:
Preferred stock value	1,000	1,000	1,000
Series B Preferred Stock [Member]
Stockholders’ Deficit:
Preferred stock value	$ 1,400,000	$ 1,400,000	$ 650,000